Derivative Instruments and Hedges - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2012	Dec. 31, 2011	Feb. 29, 2008
Derivative [Line Items]
Notional value of receive-variable, pay-fixed interest rate swap					$ 250,000,000
Hedged notes repurchased during the period		69,800,000
Loss on receive-variable, pay-fixed interest rate swap	300,000	300,000
Receive-variable, pay-fixed interest rate swap, expiration date	Feb. 01, 2010
Restricted cash deposits related to margin calls on outstanding energy swaps	27,399,000		4,120,000	3,560,000
Commodity swaps
Derivative [Line Items]
Restricted cash deposits related to margin calls on outstanding energy swaps			$ 1,300,000